Financial Instruments Revaluation And Other Gains (Losses) - Other Financial Instruments Revaluation and Other Gains (Losses) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Financial Instruments Revaluation And Other Gains Losses [Line Items]
Other gains (losses)	$ (22,386,827)	$ (1,497,734)
Liabilities Revaluation [Member]
Other Financial Instruments Revaluation And Other Gains Losses [Line Items]
Loss on debt revaluation (note 11)	(18,278,845)	(829,208)
Loss on revaluation of derivatives (note11)	(4,161,977)	(659,037)
Other gains (losses)	53,995	(9,489)
Total Other Financial Instruments Revaluation and Other Gains Losses	$ (22,386,827)	$ (1,497,734)